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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):  [_] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13(th) Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
Title:   Chief Compliance Officer
Phone:   847-905-4690


Signature, Place, and Date of Signing:

   /s/ Michael Turro             Evanston, IL             November 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $28,006
                                        (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2012.

List of Other Included Managers: NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------         ------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                        VOTING AUTHORITY
                   TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER      CLASS       CUSIP    [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------   ------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
TUDOU HLDGS LTD  SPONSORED ADS 89903T107   8,771  297,025 SH          SOLE             297,025
* YOUKU INC      PONSORED ADR  98742U100  18,135  824,700 SH          SOLE             824,700
* YOUKU INC      SPONSORED ADR 98742U100   1,100   50,000 SH  PUT     SOLE              50,000